Capital Assets (Details) - Schedule of capital assets - USD ($)	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment	$ 5,363,170	$ 1,344,251
Accumulated depreciation	(343,605)	(57,402)
Net carrying value	5,019,565	1,286,849
Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment	5,070,757	1,289,702
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment	42,242	33,484
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment	$ 250,171	$ 21,065